Asset Retirement Obligations - Asset retirement obligation activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Asset retirement obligations
Beginning balance	$ 8,802		$ 9,108
Acquisition fair value adjustment			(2,296)
Liabilities incurred	2,456	$ 902	902
Recargo acquisition	32
Accretion expense	1,602	1,100	1,169
Change in estimate	181
Liabilities settled	(240)		(81)
Ending balance	$ 12,833	$ 8,802	$ 8,802